DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Number of shares held under the Directors' deferred compensation plan	1,731	1,731	1,731
Deferred compensation expense	$ 31	$ 29	$ 28
Deferred compensation liability	339	267
Earnings on bank owned life insurance	121	126	131
Bank owned life insurance	4,789	4,668
Death benefits	10,900
Current portion of asset retirement obligation	126	122	118
Paid To Beneficiaries [Member]
Death benefits	2,400
Paid To Company [Member]
Death benefits	8,500
Executive Life Insurance [Member]
Current portion of asset retirement obligation	$ 58	$ 56	$ 32